Capitalized Development Cost and Other Long-Term Assets (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Capitalized Development Cost and Other Long-Term Assets [Abstract]
Long term assets	$ 8.5	$ 5.3